Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2015	2016	2017
		(in thousands)
Current
Convertible debt embedded derivative	14.1	$6,091	$—	$—
Finance lease obligation	14.2	12	—	—
Interest-bearing receivables financing	14.3	6,472	7,712	7,413
Total current portion		$12,575	$7,712	$7,413
Non-current
Convertible debt and accrued interest	14.1	$8,984	$16,338	$17,063
Total non-current portion		$8,984	$16,338	$17,063